Other current liabilities	12 Months Ended
Dec. 31, 2019
Other current liabilities
Other current liabilities

11.  Other current liabilities

The following is a summary of other current liabilities as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Professional service fee	10,238	5,741
Online promotional expense payables	9,554	28,595
Software purchases payables	2,760	-
Tickets printing&delivery payables	2,450	1,271
Advertising expenses	8,611	1,798
Others	2,813	3,508
Total	36,426	40,913